Retirement Benefits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in benefit obligation
Benefit obligation at the beginning of the year	$ 511,506	$ 527,512	$ 446,146
Actuarial (gain) loss	27,963	(60,402)	14,941
Service cost	69,402	75,405	75,039
Interest cost	52,790	46,086	44,025
Benefits paid	(70,427)	(27,314)	(26,382)
Effect of exchange rate changes	(22,184)	(49,781)	(26,257)
Benefit obligation at the end of the year	569,050	511,506	527,512
Current - (included in other employee payables)	37,961	45,226	47,713
Non-current - (included in retirement benefits)	$ 531,089	$ 466,280	$ 479,799